Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Balance	$ 586,520
Additions	11,675
Acquisitions through the Poseidon Transaction	617,522
Depreciation	(31,117)
Impairment loss	(71,834)	$ (87,624)	$ (92,422)
Balance	1,112,766	586,520
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	734,534	916,809
Additions	11,675	310
Acquisitions through the Poseidon Transaction	617,522
Impairment loss	(139,354)	(182,585)
Balance	1,224,377	734,534	916,809
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(148,014)	(209,481)
Depreciation	(31,117)	(33,494)
Impairment loss	67,520	94,961
Balance	(111,611)	(148,014)	(209,481)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	586,520	707,328
Additions	11,675	310
Acquisitions through the Poseidon Transaction	617,522
Depreciation	(31,117)	(33,494)
Impairment loss	(71,834)	(87,624)
Balance	$ 1,112,766	$ 586,520	$ 707,328